CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net income (loss)		¥ (94,711)		¥ 224,292	¥ 242,566
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		57,924		71,579	70,928
Impairment of goodwill		81,372	[1]
Stock-based compensation		21,814		9,650	8,960
(Gain) loss on investments in equity securities		6,983		(2,683)	(7,708)
(Gain) loss on investments in subsidiaries and affiliates		5,719		(66,982)
Equity in earnings of affiliates, net of dividends received		(19,043)		(21,226)	(21,059)
Loss on disposal of office buildings, land, equipment and facilities		2,455		3,747	1,339
Deferred income taxes		21,565		60,259	22,528
Changes in operating assets and liabilities:
Time deposits		21,832		(100,642)	(18,275)
Deposits with stock exchanges and other segregated cash	[2]	13,752		(72,069)	(2,885)
Trading assets and private equity investments	[3]	925,384		(239,331)	1,199,583
Trading liabilities	[3]	(143,141)		227,302	711,540
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase		(3,274,866)		(453,239)	635,593
Securities borrowed, net of securities loaned		1,987,331		763,297	(1,706,545)
Other secured borrowings		1,198		79,121	(138,204)
Loans and receivables, net of allowance for doubtful accounts	[3]	157,599		(1,006,580)	(32,151)
Payables	[3]	(63,683)		209,460	364,016
Bonus accrual		(46,602)		(2,957)	4,543
Accrued income taxes, net		8,241		(5,842)	10,220
Other, net		(32,288)		(122,846)	(39,995)
Net cash provided by (used in) operating activities	[2]	(361,165)		(445,690)	1,304,994
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities		(319,090)		(285,161)	(312,880)
Proceeds from sales of office buildings, land, equipment and facilities		262,908		224,220	239,184
Payments for purchases of investments in equity securities				(61)	(647)
Proceeds from sales of investments in equity securities		519		932	1,998
Increase in loans receivable at banks, net		(74,048)		(105,387)	(21,322)
Decrease in non-trading debt securities, net		29,452		80,634	88,099
Business combinations or disposals, net				(13,125)
Decrease (increase) in investments in affiliated companies, net		(8,290)		43,849	809
Other, net		(3,954)		(2,073)	(113,292)
Net cash used in investing activities		(112,503)		(56,172)	(118,051)
Cash flows from financing activities:
Increase in long-term borrowings		2,142,212		2,314,609	1,526,334
Decrease in long-term borrowings		(1,625,516)		(1,964,657)	(2,403,076)
Increase (decrease) in short-term borrowings, net		85,900		215,001	(81,964)
Increase (decrease) in deposits received at banks, net		257,471		(13,254)	(1,068,168)
Proceeds from sales of common stock held in treasury		313		764	401
Payments for repurchases of common stock held in treasury		(51,714)		(109,096)	(61,338)
Payments for cash dividends		(47,475)		(70,199)	(42,833)
Net cash provided by (used in) financing activities		761,191		373,168	(2,130,644)
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	[2]	44,741		(53,504)	4,250
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents	[2]	332,264		(182,198)	(939,451)
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	[2]	2,354,868		2,537,066	3,476,517
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of year	[2]	2,687,132		2,354,868	2,537,066
Cash paid during the year for-
Interest		700,855		473,758	307,635
Income tax payments, net		¥ 27,204		¥ 49,449	¥ 47,482

[1]	For the year ended March 31,2019, Nomura recognized impairment losses on goodwill of \81,372 million within the Wholesale segment. Nomura performed an impairment test based on recent Wholesale performance and changes in the operating environment, and impaired goodwill within the Wholesale segment. As a result, the balance of goodwill within the Wholesale segment as of March 31,2019 was \nil. These impairment losses were recorded within Non-interest expense-Other in the consolidated statements of income. The fair values were determined based on a DCF method.
[2]	In accordance with ASU 2016-18 "Restricted Cash" which Nomura adopted on April 1, 2018, certain reclassification of amounts previously reported as cash, cash equivalents, restricted cash and restricted cash equivalents for the years ended March 31, 2017 and 2018 have been made to conform to the current year presentation.
[3]	Due to changes in accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of amounts previously reported have been made to conform to the current year presentation. See Note 1 "Summary of accounting policies: New accounting pronouncements adopted during the current year" in our consolidated financial statements included in this annual report.